Disposal of Assets and Other Changes in Organizational Structure - Additional Information (Detail) $ / shares in Units, $ in Millions									6 Months Ended
	Jul. 25, 2019 USD ($) shares	Jul. 23, 2019 R$ / shares shares	Jul. 23, 2019 $ / shares shares	Jun. 13, 2019 USD ($)	May 01, 2019 USD ($)	Apr. 25, 2019 USD ($)	Mar. 08, 2019 USD ($)	Dec. 27, 2018 USD ($) Fields	Jun. 30, 2019 USD ($) Fields	Dec. 31, 2018 USD ($)
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Advance payment of offer amount									$ 29.0
Provision for decommissioning cost									2.0
Cash and cash equivalents									16,714.0	$ 13,899.0
Cumulative translation adjustments amount reclassified to the statement of income									34.0
Contingent liabilities									470.0
Petrobras Distribuidora S. A.- B R [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Gain (loss) from the remeasurement of investment									2,000.0
Gain before taxes									3,800.0
Pasadena Refining System Inc [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Amount of working capital adjustment					$ 117.0
Gain (loss) accounted for other income and expenses					(49.0)
Total amount of sale of subsidiary					467.0
Share purchase agreement with Chevron USA, amount					$ 350.0
Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Cash and cash equivalents									492.0
Discontinued operations [member] | Copetrol group [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Payment upon purchase and sale agreement							$ 332.0
Cash and cash equivalents							45.0
Amount of working capital adjustment							7.0
Deposit in escrow account							49.0
Gain (loss) accounted for other income and expenses							141.0
Cumulative translation adjustments amount reclassified to the statement of income							$ 34.0
Discontinued operations [member] | Tartaruga Verde And Module III Fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary						$ 1,294.0
Sale and purchase agreement execution amount						259.0
Sale and purchase agreement closing amount						$ 1,035.0
Discontinued operations [member] | Transportadora Associada De Gas SA [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Sale of interest in subsidiary				$ 7,500.0
Tartaruga Verde And Module III Fields [member] | Petronas Petroleo Brasil Ltda [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Percentage sale of working interest						50.00%
Transportadora Associada De Gas SA [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Gain (loss) accounted for other income and expenses									5,500.0
Loan issue and repayments				500.0
Gain (loss) from the remeasurement of investment									0.5
Contingent liabilities									600.0
Transportadora Associada De Gas SA [member] | Petrobras [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of ownership interest						90.00%
Sale agreement amount				8,500.0
Additional share unit issuance [member] | Transportadora Associada De Gas SA [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Sale of interest in subsidiary				$ 500.0
Percentage of equity interest preserved				10.00%
Petro Reconcavo [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Onshore producing fields for sale, offer amount									384.0
Brazilian Agency Of Petroleum Natural Gas And Biofuels [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Extended concession value									61.0
Present value of concession granted									$ 47.0
Common Shares [member] | Events After Reporting Period [member] | Petrobras Distribuidora S. A.- B R [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Percentage of equity interest preserved	37.50%
Sale of shares | shares	43,687,500	349,500,000	349,500,000
Price per share | (per share)		R$ 24.5000	$ 6.5123
Offering amount	$ 2,561.0
PARAGUAY [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proportion of ownership interest in joint venture									50.00%
Lapa field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proportion of ownership interest in joint venture									10.00%
Potiguar Basin [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields									34
Rio Grande do Norte [member] | 3R Petroleum Company [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields								34
Divestment of interests								$ 453.0